Equity (Details) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	62,104,301	56,888,916
Total free float shares	38,975,428	21,910,701
Free float shares as percentage of total shares (%)	63.00%	39.00%
Treasury [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	2,761,820	3,086,748
Other [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	38,975,428	21,916,701
Cresud S.A.C.I.F.Y.A. [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	19,910,800	23,291,500
Board of Directors [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	192,800	8,462,700
Executive Board [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	263,453	131,267
Officers [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	456,253	8,593,967